Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF)	Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243